Leases (Future Minimum Lease Payments Under Capital and Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
Capital Leases, Future Minimum Payments Due, Current	$ 82
Capital Leases, Future Minimum Due in Two Years	69
Capital Leases, Future Minimum Due in Three Years	63
Capital Leases, Future Minimum Due in Four Years	56
Capital Leases, Future Minimum Due in Five Years	52
Capital Leases, Future Minimum Payments Due Thereafter	360
Future minimum lease payment under Capital leases - Total	682
Less amount representing interest	251
Present value of net minimum lease payments	431	[1]
Operating Leases, Future Minimum Payments Due, Current	1,033
Operating Leases, Future Minimum Payments, Due in Two Years	962
Operating Leases, Future Minimum Payments, Due in Three Years	892
Operating Leases, Future Minimum Payments, Due in Four Years	816
Operating Leases, Future Minimum Payments, Due in Five Years	777
Operating Leases, Future Minimum Payments, Due Thereafter	4,531
Future minimum lease payment under Operating Leases - Total	$ 9,011	[2]

[1]	As of December 31, 2012, included in Liabilities Subject to Compromise on the accompanying consolidated balance sheet is approximately $19 million relating to ground capital leases.
[2]	As of December 31, 2012, $201 million and $160 million are included on the accompanying balance sheet in Liabilities Subject to Compromise and Accrued liabilities and other liabilities and deferred credits, respectively, relating to rent expense being recorded in advance of future operating lease payments.